Submission	Apr. 25, 2025
Submission [Line Items]
Central Index Key	0001617406
Registrant Name	PARK HOTELS & RESORTS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES